Summary of Significant Accounting Policies and Critical Accounting Estimates (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012
Significant Accounting Policies [Line Items]
Asset impairment charges	$ 19,600,000	$ 16,200,000	$ 11,600,000
Significant Accounting Policies [Abstract]
Foreign currency transaction net gain (loss), realized	1,900,000	5,600,000	(7,200,000)
Consigned inventory (amount less than)	3,000,000
Standard product warranty term	1 year 0 months 0 days
Shipping and handling costs	26,800,000	23,300,000	23,400,000
Advertising costs	7,000,000	7,600,000	6,600,000
Cash equivalents term (less than)	90 days
Allowance for Doubtful Accounts Receivable, Charge-offs	2,300,000	1,500,000	200,000
Provisions for doubtful accounts	1,400,000	6,900,000	1,000,000
Intangible asset impairments	8,711,000	19,696,000
Impairment of a cost method investment	6,000,000
Other Income (Expense)
Significant Accounting Policies [Abstract]
Impairment of a cost method investment	4,800,000	3,400,000	3,400,000
Research and Development Expense
Significant Accounting Policies [Abstract]
Impairment of a cost method investment	1,200,000
Intangible Asset Abandonment Charges
Significant Accounting Policies [Abstract]
Intangible asset impairments	8,700,000	19,700,000	2,000,000
Fixed Asset Abandonment Charges
Significant Accounting Policies [Line Items]
Asset impairment charges	19,600,000
Fixed Asset Abandonment Charges | Cost of sales
Significant Accounting Policies [Line Items]
Asset impairment charges	15,500,000
Fixed Asset Abandonment Charges | Selling and marketing
Significant Accounting Policies [Line Items]
Asset impairment charges	2,400,000
Fixed Asset Abandonment Charges | General, administrative, restructuring, integration, and other
Significant Accounting Policies [Line Items]
Asset impairment charges	1,700,000	16,200,000	11,600,000
Senior unsecured notes
Significant Accounting Policies [Line Items]
Face amount of debt instrument				$ 400,000,000
Minimum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	1 year
Estimated useful lives of underlying patents	1 year 0 months 0 days
Minimum | Instrumentation
Significant Accounting Policies [Line Items]
Estimated useful life of assets	3 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	40 years
Estimated useful lives of underlying patents	20 years 0 months 0 days
Maximum | Instrumentation
Significant Accounting Policies [Line Items]
Estimated useful life of assets	5 years
Net Sales | Consumable Products | Minimum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue	79.00%
Net Sales | Consumable Products | Maximum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue	85.00%
Net Sales | Related Products | Minimum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue	1.00%
Net Sales | Related Products | Maximum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue	8.00%
Net Sales | Instrumentation | Minimum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue	12.00%
Net Sales | Instrumentation | Maximum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue	14.00%